                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [  ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Atticus Capital, LLC
Address: 152 West 57th Street
         45th Floor
         New York, New York  10019


Form 13F File Number: 28-04049

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John Zoraian
Title:   Chief Financial Officer
Phone:   (212) 373-0800

Signature, Place, and Date of Signing:

     /s/  John Zoraian           New York, New York       February 7, 2002
     ______________________     _____________________     __________________
          [Signature]              [City, State]            [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE






































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

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     62

Form 13F Information Table Value Total:     $908,427
         ,                                  [in thousands]

List of Other Included Managers:            NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

         NONE





























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

                                                       ATTICUS CAPITAL LLC
                                                            FORM 13-F
                                                        December 31, 2001

COLUMN 1               COLUMN2      COLUMN 3   COLUMN 4           COLUMN 5       COLUMN 6      COLUMN 7        COLUMN 8
                                               FAIR
                       TITLE                   MARKET        SHRS OR    SH/ PUT/ INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER         OF CLASS     CUSIP      VALUE         PRN AMT    PRN CALL DISCRETION    MGRS      SOLE    SHARED    NONE
--------------         --------     -----      -------       -------    -------- ----------    -----     ----------------------
ACKERLEY GRP           Common Stock  004527107   24,942,924   1,414,800  SH       SOLE         NONE     1,414,800
ADELPHIA
  COMMUNICATIONS       Common Stock  006848105    7,795,000     250,000  SH       SOLE         NONE       250,000
ALCATEL ALSTHOM        Common Stock  013904305    2,213,248     133,731  SH       SOLE         NONE       133,731
AMERICA ONLINE INC     Common Stock  023645104    3,446,192     107,358  SH       SOLE         NONE       107,358
AMERICAN INTL
  GROUP INC            Common Stock  026874107   10,382,076     130,757  SH       SOLE         NONE       130,757
AMGEN INC.             Common Stock  031162100   16,057,180     284,500  SH       SOLE         NONE       284,500
APPLIED MATERIALS
  INC.                 Common Stock  038222105      208,199       5,192  SH       SOLE         NONE         5,192
AQUILA INC.            Common Stock  038405106    8,515,800     498,000  SH       SOLE         NONE       498,000
AT&T CORP              Common Stock  001957109   60,652,451   3,343,575  SH       SOLE         NONE     3,343,575
AT&T WIRELESS GROUP    Common Stock  00209A106      207,043      14,408  SH       SOLE         NONE        14,408
BROADVISION INC.       Common Stock  111412102      148,675      54,261  SH       SOLE         NONE        54,261
CABLEVISION SYS -
  RAINBOW MEDIA        Common Stock  126862844    2,346,500      95,000  SH       SOLE         NONE        95,000
CARDINAL HEALTH        Common Stock  14149Y108    6,216,186      96,136  SH       SOLE         NONE        96,136
CARNIVAL CORP          Common Stock  143658102      954,720      34,000  SH       SOLE         NONE        34,000
CHAMPPS ENTERTAINMENT  Common Stock  158787101   34,298,703   3,798,306  SH       SOLE         NONE     3,798,306
CHEVRON TEXACO CORP    Common Stock  166764100   39,997,961     446,356  SH       SOLE         NONE       446,356
CISCO SYSTEMS          Common Stock  17275R102    1,315,836      72,658  SH       SOLE         NONE        72,658
CITIGROUP              Common Stock  173034109   25,986,448     514,787  SH       SOLE         NONE       514,787
CMGI INC.              Common Stock  125750109      112,419      68,969  SH       SOLE         NONE        68,969
CONOCO                 Common Stock  208251306   14,829,200     524,000  SH       SOLE         NONE       524,000
CORNING INC.           Common Stock  219350105      913,051     102,360  SH       SOLE         NONE       102,360
ECHOSTAR COMMUNICATIONS
  CORP                 Common Stock  278762109   36,087,174   1,313,694  SH       SOLE         NONE     1,313,694
EDISON SCHOOLS INC.    Common Stock  281033100      540,336      27,498  SH       SOLE         NONE        27,498
FLEXTRONICS INTL LTD   Common Stock  879369106    7,941,074     331,016  SH       SOLE         NONE       331,016
GENERAL MOTORS
  CORP CLASS H         Common Stock  370442832   12,550,035     812,300  SH       SOLE         NONE       812,300
GLOBAL CROSSING LTD    Common Stock  G3921A100      566,089     673,916  SH       SOLE         NONE       673,916
HARMONIC INC.          Common Stock  413160102      916,789      76,272  SH       SOLE         NONE        76,272
HONEYWELL              Common Stock  438506107      507,300      15,000  SH       SOLE         NONE        15,000
I2 TECHNOLOGIES INC.   Common Stock  465754109      739,677      93,630  SH       SOLE         NONE        93,630
IMMUNEX CORP           Common Stock  452528102   69,798,719   2,518,900  SH       SOLE         NONE     2,518,900
JDS UNIPHASE           Common Stock  46612J101    9,683,822   1,109,258  SH       SOLE         NONE     1,109,258
JOHNSON & JOHNSON      Common Stock  478160104   42,917,711     726,188  SH       SOLE         NONE       726,188
JP MORGAN & CO. INC.   Common Stock  616880100    4,935,967     135,790  SH       SOLE         NONE       135,790


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

LIBERTY MEDIA CLASS A  Common Stock  001957208    3,600,968     257,212  SH       SOLE         NONE       257,212
LUCENT TECHNOLOGIES    Common Stock  549463107      938,555     148,977  SH       SOLE         NONE       148,977
MAXIM INTEGRATED
  PRODS INC            Common Stock  57772K101    1,382,063      26,320  SH       SOLE         NONE        26,320
MCI WORLDCOM INC       Common Stock  98155K102    1,169,161      83,037  SH       SOLE         NONE        83,037
MEDTRONIC INC          Common Stock  585055106    8,931,024     174,400  SH       SOLE         NONE       174,400
MICROSOFT              Common Stock  594918104   10,903,403     164,530  SH       SOLE         NONE       164,530
MITCHELL ENERGY &
  DEV CORP.            Common Stock  606592202    8,160,230     153,100  SH       SOLE         NONE       153,100
MOTOROLA INC           Common Stock  620076109    1,110,053      73,905  SH       SOLE         NONE        73,905
NORTEL NETWORKS        Common Stock  665815106    1,909,538     254,605  SH       SOLE         NONE       254,605
O'SULLIVAN INDUSTRIES  Preferred
  $1.50 PER SHARE 12%  Stock         67104Q205    3,016,350   2,010,900  SH       SOLE         NONE     2,010,900
PFIZER INC.            Common Stock  717081103      581,810      14,600  SH       SOLE         NONE        14,600
PHILLIPS PETROLEUM CO. Common Stock  718507106   43,110,004     715,400  SH       SOLE         NONE       715,400
PRI AUTOMATION INC.    Common Stock  69357H106   11,723,985     573,300  SH       SOLE         NONE       573,300
PRICE COMMUNICATIONS
  CORP.                Common Stock  741437305  119,495,955   6,259,610  SH       SOLE         NONE     6,259,610
PRUDENTIAL FINANCIAL
  INC.                 Common Stock  744320102   21,756,045     655,500  SH       SOLE         NONE       655,500
QLOGIC CORP.           Common Stock  747277101      289,315       6,500  SH       SOLE         NONE         6,500
SANMINA CORP           Common Stock  800907107      434,616      21,840  SH       SOLE         NONE        21,840
SIEBEL SYSTEMS INC.    Common Stock  826170102      705,096      25,200  SH       SOLE         NONE        25,200
SOLECTRON CORP         Common Stock  834182107    1,753,882     155,486  SH       SOLE         NONE       155,486
STANDARD & POORS
  DEPOSITARY           Common Stock  78462F103      240,030       2,100  SH       SOLE         NONE         2,100
SUN MICROSYSTEMS INC   Common Stock  866810104    1,309,950     106,500  SH       SOLE         NONE       106,500
SUNTRUST BANKS INC     Common Stock  867914103    3,439,346      54,854  SH       SOLE         NONE        54,854
TELECORP PCS INC.      Common Stock  879300101   23,569,650   1,848,600  SH       SOLE         NONE     1,848,600
TELFONICA SA-ADR       Common Stock  879382208   10,159,118     253,471  SH       SOLE         NONE       253,471
TYCO INTERNATIONAL     Common Stock  902124106   45,015,503     764,270  SH       SOLE         NONE       764,270
TYSON FOODS INC. CL-A  Common Stock  902494103   99,766,197   8,637,766  SH       SOLE         NONE     8,637,766
ULTRAMAR DIAMOND
  SHAMROCK             Common Stock  904000106   20,519,356     414,700  SH       SOLE         NONE       414,700
VIACOM CLASS B         Common Stock  925524308   13,654,535     309,276  SH       SOLE         NONE       309,276
WESTCOAST ENERGY INC.  Common Stock  2953953      1,057,200      40,000  SH       SOLE         NONE        40,000
                                                -----------
                                                908,427,444
                                                ===========













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02090001.AH6